Fair Value Measurements Level 4 - Financial Instruments Classified as Level 3 Still Held at Year End (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	$ (31)	$ (82)
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(145)	(225)
Fair Value, Inputs, Level 3 [Member] | Contract Holder Funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	67	134
Fair Value, Inputs, Level 3 [Member] | Contract Holder Funds [Member] | Guaranteed Minimum Withdrawal Benefit [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Change in Unrealized Gain (Loss)	67	134
Fair Value, Inputs, Level 3 [Member] | Reinsurance Recoverable Including Reinsurance Premium Paid [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	21	34
Fair Value, Inputs, Level 3 [Member] | Derivative [Member] | Assets, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(10)	(42)
Fair Value, Inputs, Level 3 [Member] | Derivative [Member] | Liabilities, Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(212)	(359)
Fair Value, Inputs, Level 3 [Member] | Derivative [Member] | Equity Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0	(1)
Fair Value, Inputs, Level 3 [Member] | Derivative [Member] | Interest Rate Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)	6	(6)
Fair Value, Inputs, Level 3 [Member] | Derivative [Member] | US GMWB Hedging Instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(16)	(35)
Fair Value, Inputs, Level 3 [Member] | Derivative [Member] | US Macro Hedge Program [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(212)	(359)
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0	4
Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Equity Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0	2
Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0	4
Other Comprehensive Income (Loss) [Member] | Fair Value, Inputs, Level 3 [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(4)	(19)
Other Comprehensive Income (Loss) [Member] | Fair Value, Inputs, Level 3 [Member] | Commercial Mortgage Backed Securities [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	3	(1)
Other Comprehensive Income (Loss) [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate Debt Securities [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	(7)	(17)
Other Comprehensive Income (Loss) [Member] | Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Backed Securities [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	1	(1)
Other Comprehensive Income (Loss) [Member] | Fair Value, Inputs, Level 3 [Member] | Collateralized Loan Obligations [Member] | Available-for-sale Securities [Member] | Fixed Maturities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	$ (1)	$ 0